Employee benefit obligations - Other employee benefits (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Employee benefit obligations
Other employee benefits	€ 831	€ 905
Ardagh Group S.A.
Employee benefit obligations
Other employee benefits	831	905
Ardagh Group S.A. | Other employee benefit obligations
Employee benefit obligations
Other employee benefits	110	122
Ardagh Group S.A. | End of service employee benefits
Employee benefit obligations
Other employee benefits	21	23
Ardagh Group S.A. | Long term employee benefits
Employee benefit obligations
Other employee benefits	€ 89	€ 99